Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT [Abstract]
Schedule of maximum exposure to credit risk	The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
CREDIT RISK EXPOSURE
Cash and cash equivalents	200.8	481.5
Trade and other receivables	14.1	26.4
Total financial instrument exposure to credit risk	214.9	507.9

Schedule of aging of trade and other receivables	The aging of trade and other receivables is as follows:

						As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2022 Total	2021 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	8.0	—	—	—	—	8.0	3.5
New Afton	2.6	1.6	—	(0.5)	—	3.7	6.1
Cerro San Pedro	1.3	—	—	—	—	1.3	2.5
Corporate	1.1	—	—	—	—	1.1	14.3
Total trade and other receivables	13.0	1.6	—	(0.5)	—	14.1	26.4

Schedule of contractual maturities of debt commitments
The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

					As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2022 Total	2021 Total
DEBT COMMITMENTS
Trade and other payables	128.7	—	—	—	128.7	127.7
Long-term debt	—	—	400.0	—	400.0	500.0
Interest payable on long-term debt	30.0	60.0	60.0	—	150.0	202.4
New Afton free cash flow interest obligation	—	60.2	266.9	271.5	598.6	625.3
Gold stream obligation	29.4	69.7	60.6	66.0	225.7	203.4
Total debt commitments	188.1	189.9	787.5	337.5	1,503.0	1,658.8

Schedule of currencies of financial instruments and other foreign currency denominated liabilities	The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at December 31, 2022
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	33.9	—
Trade and other receivables	10.4	0.4
Investments	35.6	—
Income tax payable	(0.4)	—
Trade and other payables	(128.6)	(1.3)
Deferred tax liability	(66.8)	—
Reclamation and closure cost obligations	(119.5)	—
Share units	(1.8)	—
Total exposure to currency risk	(237.2)	(0.9)

As at December 31, 2021
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	35.1	0.6
Trade and other receivables	6.5	1.9
Investments	59.3	—
Income tax receivable	0.5	2.6
Trade and other payables	(96.0)	(2.7)
Deferred tax liability	(69.6)	—
Reclamation and closure cost obligations	(154.5)	(0.1)
Share units	(3.7)	—
Total exposure to currency risk	(222.4)	2.3

Schedule of changes in foreign exchange rates	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net earnings from the financial instruments presented by the amounts shown below.

As at Year ended December 31
(in millions of U.S. dollars)	2022	2021
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	23.7	22.2
Mexican peso	0.1	0.2

Schedule of change in commodity prices	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net loss as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
(in millions of U.S. dollars)	Net Loss	Net Earnings
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	48.6	49.9
Copper price	11.9	24.7
Fuel and electricity price	7.5	5.7